Trade receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade receivables [Abstract]
Summary of Trade Receivables
Trade receivables as of December 31, 2022 and 2021, are summarized as follows:

	2022	2021
Maritime
Offshore vessels	$166,703	$187,742
Parcel tankers	12,604	10,071
Bulk Carrier	33,896	-
Shipping agencies	26,904	7,839

Maritime infrastructure
Shipyard	56,343	59,942

Ports, terminals and logistics
Port services	100	889
Repair of containers	9,970	20,705
Automotive services	795	1,277
Commercial leases	-	66

Warehousing and other businesses
Warehousing	60,040	35,560
Other businesses	1,335	1,267
Total trade receivables	368,690	325,358
Contract assets	128,799	96,023
Allowance for doubtful accounts	(25,975)	(20,294)
	$471,514	$401,087

Activity in Allowance for Doubtful Accounts
The activity in the allowance for doubtful accounts is presented below:

	2022	2021
Balance as of January 1	$20,294	$21,218
Impairment loss for the period	7,277	199
Receivables written off during the year	(1,596)	(1,123)
Balance as of December 31	$25,975	$20,294